Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended								9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents					$ 1,123	$ 1,123	$ 0	$ 0
Marketable Equity Securities					73	73	0	0
Mandatory convertible bonds					(656)	(656)	0	0
Embedded Derivatives					(2)	0	(2)	0
Option Component Of Convertible Bonds					(26)	0	(26)	0
Long-Lived Assets to be Abandoned, Fair Value of Asset										0	0	0	0
(Losses) Gains on Sales of Assets and Asset Impairment Charges									(2)
Impairment of assets	2	14							2
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			106.30%
Fair value of bond excluding conversion feature (percent)			102.67%
Fair value of conversion feature (percent)			3.63%
Total issued bond value ($ million)			$ 732.5	$ 732.5